LIQUID ASSETS PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Liquid Assets Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
MARCH 2, 2001

                                          This prospectus contains important
                                          information about the Sweep Class of
                                          the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]        INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                               -----------------
                               | LIQUID ASSETS |
                               |  PORTFOLIO    |
                               -----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    A-1
Purchasing Shares                        A-1
Redeeming Shares                         A-1
Pricing of Shares                        A-2
Taxes                                    A-2

OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Liquid Assets Portfolio (the fund) is a series of Short-Term Investments Co. The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated short-term obligations, including:

 . securities issued by the U.S. government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

 The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended. The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.


                  YEAR                ANNUAL
                  ENDED               TOTAL
               DECEMBER 31           RETURNS
              ------------          --------
                  1994                4.37%
                  1995                6.08%
                  1996                5.52%
                  1997                5.67%
                  1998                5.61%
                  1999                5.24%
                  2000                6.52%

 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.
 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.67% (quarter ended September 30, 2000), and the lowest quarterly return was 0.84%(quarter ended March 31, 1994).

PERFORMANCE TABLE

The following performance table reflects the performance of Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended          5      SINCE   INCEPTION
December 31, 2000)      1 YEAR YEAR  INCEPTION   DATE
--------------------------------------------------------
Institutional Class      6.52% 5.71%   5.53%   11/04/93
--------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.65%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from
your investment)              SWEEP CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             SWEEP CLASS
-----------------------------------------------------------
Management Fees                  0.15%
Distribution and/or Service
(12b-1) Fees                     0.25
Other Expenses(1)                0.04
Total Annual Fund
Operating Expenses(2)            0.44

--------------------------------------------------------------------------------
(1) Other expenses are based on estimated amounts for the current fiscal year.
(2) The investment advisor has agreed to limit management fees to 0.055%. The waiver may be terminated at anytime. Total Annual Fund Operating Expenses, net of this limitation, are 0.35%.

You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $45    $141    $246     $555
--------------------------------------------

                            -----------------------
                            |    LIQUID ASSETS    |
                            |      PORTFOLIO      |
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2000, the advisor received compensation of 0.06% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class through the institution, but may not purchase shares directly. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.
 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 5:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 5:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Directors of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.
 As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                           INSTITUTIONAL CLASS
                                        ------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                            2000            1999        1998        1997        1996
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.06           0.05        0.06        0.05        0.06
----------------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income            (0.06)         (0.05)      (0.06)      (0.05)      (0.06)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                  $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Total return                    6.12%          5.17%       5.74%       5.58%       5.68%
----------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $17,353,163     $4,541,935  $3,097,539  $3,787,357  $1,988,755
----------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets:
 With fee waivers               0.09%(a)       0.09%       0.08%       0.06%       0.03%
----------------------------------------------------------------------------------------
 Without fee waivers            0.19%(a)       0.18%       0.18%       0.18%       0.18%
----------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                         6.04%(a)       5.02%       5.59%       5.46%       5.52%
----------------------------------------------------------------------------------------

(a) Ratios are based on average net assets of $13,591,591,721.

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 5:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK(R) Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK(R) Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 5:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.
 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written

                              -----------------
                              | LIQUID ASSETS |
                              |   PORTFOLIO   |
                              -----------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

---------------------------------------
| THE FUND AND ITS AGENTS RESERVE     |
| THE RIGHT AT ANY TIME TO:           |
| . REJECT OR CANCEL ANY PART OF ANY  |
|   PURCHASE ORDER;                   |
| . MODIFY ANY TERMS OR CONDITIONS    |
|   OF PURCHASE OF SHARES OF THE      |
|   FUND; OR                          |
| . WITHDRAW ALL OR ANY PART OF THE   |
|   OFFERING MADE BY THIS             |
|   PROSPECTUS.                       |
---------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 5:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 5:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 5:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received by shareholders are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             --------------------
                             |  LIQUID ASSETS   |
                             |    PORTFOLIO     |
                             --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds(R) or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P . O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 HTTP://WWW.AIMFUNDS.COM
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
----------------------------------------------
  Liquid Assets Portfolio,
  a series of Short-Term Investments Co.
  SEC 1940 Act file number: 811-7892
 ----------------------------------------------



[AIM LOGO APPEARS HERE]         www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Mark--                                      --Registered Mark--

PRIME PORTFOLIO
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

SWEEP CLASS
Prime Portfolio seeks to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

PROSPECTUS
MARCH 2, 2001

                                          This prospectus contains important
                                          information about the Sweep Class of
                                          the fund. Please read it before
                                          investing and keep it for future
                                          reference.

                                          As with all other mutual fund
                                          securities, the Securities and
                                          Exchange Commission has not approved
                                          or disapproved these securities or
                                          determined whether the information
                                          in this prospectus is adequate or
                                          accurate. Anyone who tells you
                                          otherwise is committing a crime.

                                          There can be no assurance that the
                                          fund will be able to maintain a
                                          stable net asset value of $1.00 per
                                          share.

                                          An investment in the fund:

                                           . is not FDIC insured;

                                           . may lose value; and

                                           . is not guaranteed by a bank.

[AIM LOGO APPEARS HERE]       INVEST WITH DISCIPLINE --Registered Trademark--

--Registered Trademark--

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES        1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PRINCIPAL RISKS OF INVESTING IN THE
 FUND                                      1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
PERFORMANCE INFORMATION                    2
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                       2
Performance Table                          2

FEE TABLE AND EXPENSE EXAMPLE              3
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                  3
Expense Example                            3

FUND MANAGEMENT                            4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The Advisor                                4
Advisor Compensation                       4

OTHER INFORMATION                          4
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Suitability for Investors                  4
Dividends and Distributions                4

FINANCIAL HIGHLIGHTS                       5
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
SHAREHOLDER INFORMATION                  A-1
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees    A-1
Purchasing Shares                        A-1
Redeeming Shares                         A-1
Pricing of Shares                        A-2
Taxes                                    A-2

OBTAINING ADDITIONAL INFORMATION  Back Cover

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invertia con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------


INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Prime Portfolio (the fund) is a series of Short-Term Investments Co. The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the fund may be changed by the Board of Directors without shareholder approval.
 The fund attempts to meet its objective by investing in high-quality U.S. dollar denominated obligations with maturities of 60 days or less, including:

 . securities issued by the U.S. Government or its agencies;

 . bankers' acceptances, certificates of deposit and time deposits from banks;

 . repurchase agreements;

 . commercial paper;

 . taxable municipal securities; and

 . master notes.

Delayed delivery and when-issued securities may have a maturity of up to 75 days, calculated from trade date.
 The fund will generally maintain a weighted average maturity of 40 days or less. The fund invests in compliance with Rule 2a-7 with respect to, for example, quality, maturity and diversification of investments, under the Investment Company Act of 1940, as amended.
 The portfolio managers focus on securities they believe have favorable prospects for current income consistent with the preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes.
 In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash or shares of affiliated money market funds. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates.
 The following factors could reduce the fund's income and/or share price:

 . sharply rising interest rates;

 . downgrades of credit ratings or defaults of any of the fund's holdings; and

 . the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking and financial services industries.

 If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses in enforcing its rights.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Institutional Class shares from year to year. Neither the Sweep Class shares nor the Institutional Class shares are subject to sales loads.


                                    YEAR                ANNUAL
                                    ENDED               TOTAL
                                 DECEMBER 31           RETURNS
                                ------------          --------
                                    1991                6.13%
                                    1992                3.74%
                                    1993                3.16%
                                    1994                4.32%
                                    1995                6.04%
                                    1996                5.48%
                                    1997                5.63%
                                    1998                5.59%
                                    1999                5.21%
                                    2000                6.49%



 The returns shown are those of the fund's Institutional Class shares, which are not offered in this prospectus. Sweep Class shares would have lower annual returns because, although the shares are invested in the same portfolio of securities, the Sweep Class has higher expenses. As of the date of this prospectus, the Sweep Class has not yet commenced operations.

 During the periods shown in the bar chart, Institutional Class' highest quarterly return was 1.73% (quarter ended March 31, 1991), and the lowest quarterly return was 0.76% (quarter ended June 30, 1993).

PERFORMANCE TABLE

The following performance table reflects the performance of the Institutional Class shares over the periods indicated.

AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(for the periods ended                SINCE   INCEPTION
December 31, 2000)   1 YEAR 5 YEARS INCEPTION   DATE
-------------------------------------------------------
Institutional Class  6.49%   5.68%    7.53%   11/10/80
-------------------------------------------------------

Institutional Class shares' seven-day yield on December 31, 2000 was 6.58%. Once the Sweep Class has commenced operations, the current seven-day yield of Sweep Class may be obtained by calling (800) 301-6246.

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

(fees paid directly from      SWEEP
your investment)              CLASS
-----------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                None
Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None
-----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted   SWEEP
from fund assets)             CLASS
-----------------------------------------------------------
Management Fees               0.05%
Distribution and/or Service
(12b-1) Fees                  0.25
Other Expenses(1)             0.04
Total Annual Fund
Operating Expenses            0.34
-----------------------------------------------------------

(1) Other expenses are based on estimated amounts for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account. Your financial institution may charge you additional fees for participation in a sweep program.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in the Sweep Class of the fund with the cost of investing in other mutual funds.
 The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------
Sweep Class   $35    $109    $191     $431
--------------------------------------------

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR
A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.
 The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION
During the fiscal year ended August 31, 2000, the advisor received compensation of 0.05% of average daily net assets.

OTHER INFORMATION
--------------------------------------------------------------------------------

SUITABILITY FOR INVESTORS
The Sweep Class of the fund is intended for use primarily by institutional customers of banks, certain broker-dealers and other financial institutions (institutions). It is expected that the shares of the Sweep Class may be particularly suitable investments for corporate cash managers, municipalities or other public entities. Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an institution may invest in shares of the Sweep Class. Each institution will render administrative support services to its customers who are the beneficial owners of the shares of the Sweep Class. Such services include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Sweep Class; providing periodic statements showing a client's account balance in shares of the Sweep Class; distribution of fund proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the institution; and such other services as the fund may reasonably request. Institutions will be required to certify to the fund that they comply with applicable federal and state laws regarding registration as broker-dealers, or that they are exempt from such registration.
 The Sweep Class is designed to be a convenient and economical way to invest in an open-end diversified money market fund. It is anticipated that most investors will perform their own subaccounting.
 Investors in the Sweep Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Sweep Class.

DIVIDENDS AND DISTRIBUTIONS
The fund expects that its distributions, if any, will consist primarily of income.

DIVIDENDS
The fund generally declares dividends on each business day and pays any dividends monthly. A business day is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the fund's custodian, are open for business.
 Dividends are paid on settled shares of the fund as of 4:00 p.m. Eastern time. Generally, shareholders whose purchase orders have been received by the fund prior to 4:00 p.m. Eastern time and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day of the fund will include the income accrued on such non-business day. Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at net asset value.

CAPITAL GAINS DISTRIBUTIONS
The fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually. The fund does not expect to realize any long-term capital gains and losses.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.
 The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).
 This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The Board of Directors of the fund has selected new independent auditors for the fund's current fiscal year. For more information regarding the change in independent auditors, see the Statement of Additional Information.
 As of the date of this prospectus, the Sweep Class has not yet commenced operations and, therefore, financial information is not available.

                                           INSTITUTIONAL CLASS
                         --------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                            2000            1999        1998        1997        1996
----------------------------------------------------------------------------------------
Net asset value,
 beginning of period     $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.06           0.05        0.06        0.05        0.05
----------------------------------------------------------------------------------------
Less distributions from
 net investment income         (0.06)         (0.05)      (0.06)      (0.05)      (0.05)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                  $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Total return                    6.08%          5.15%       5.71%       5.54%       5.64%
----------------------------------------------------------------------------------------
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $11,874,103     $6,210,056  $5,843,813  $5,593,043  $5,264,601
----------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets             0.09%(a)       0.09%       0.09%       0.09%       0.09%
----------------------------------------------------------------------------------------
Ratio of net investment
 income to average net
 assets                         5.94%(a)       5.02%       5.56%       5.40%       5.48%
----------------------------------------------------------------------------------------

(a)Ratios are based on average net assets of $11,248,231,782.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The fund currently offers seven classes of shares all of which share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements for different categories of investors.

DISTRIBUTION AND SERVICE (12B-1) FEES
The fund has adopted a 12b-1 plan with respect to the Sweep Class that allows the fund to pay distribution and service fees of 0.25% per annum to Fund Management Company (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders. Because the fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
The minimum initial investment in the Sweep Class is $10,000. No minimum amount is required for subsequent investments in the fund, nor are minimum balances required.
 Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the transfer agent prior to 4:00 p.m. Eastern time on a business day of the fund. Purchase orders received after such time will be processed at the next day's net asset value. You may purchase shares by submitting an Account Application to the fund's transfer agent, A I M Fund Services, Inc. (transfer agent) at P.O. Box 0843, Houston, Texas 77001-0843 prior to your initial purchase of shares. You must open a fund account through an institution in accordance with procedures established by such institution. A purchase order is considered received at the time The Bank of New York receives federal funds (member bank deposits with a Federal Reserve Bank) for the order, provided the transfer agent has received notice of the order. Subsequent purchases of shares of the fund may also be made via AIM LINK--Registered Trademark--Remote, a personal computer application software product.
 We may request that an institution maintain separate master accounts in the fund for shares held by the institution (a) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary; and (b) for accounts for which the institution acts in some other capacity. An institution may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.
 If you propose to open a fund account with an institution, you should consult with a representative of such institution to obtain a description of the rules governing such an account. A statement with regard to your investment in the Sweep Class is supplied periodically, and confirmations of all transactions for your account are provided by the institution promptly upon request. In addition, proxies, periodic reports and other information from the institution with regard to your shares of the Sweep Class will be sent to you.
 You may place an order for the purchase of shares of the Sweep Class with the institution. The institution is responsible for the prompt transmission of the order to the transfer agent. The fund is normally required to make immediate settlement in federal funds for portfolio securities purchased. Accordingly, payment for shares of the Sweep Class purchased by institutions on behalf of their clients must be in federal funds. If an order to purchase shares is paid for other than in federal funds, the order may be delayed up to two business days while the institution completes the conversion into federal funds.

REDEEMING SHARES
You may redeem any or all of your shares at the net asset value next determined after receipt of a redemption request in proper form by the fund. There is no charge for redemption. Redemption requests with respect to shares of the Sweep Class are normally made through a customer's institution.
 You may request a redemption by calling the transfer agent at (800) 301-6246, or by using AIM LINK--Registered Trademark--Remote. Payment for redeemed shares is normally made by Federal Reserve wire to the commercial bank account designated in your Account Application. You may also request that payment be made by check. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine. Such reasonable procedures may include recordings of telephone transactions maintained for a reasonable period of time.
 Payment for redemption orders received prior to 4:00 p.m. Eastern time will normally be made on the same day. Payment for shares redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The fund may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the fund's best interest to do so.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

SHAREHOLDER INFORMATION (continued)
--------------------------------------------------------------------------------

 Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account are redeemed, you will receive dividends payable up to the date of redemption with the proceeds of the redemption.

REDEMPTIONS BY THE FUND
If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the fund has the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.
 If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

______________________________________
|                                    |
| THE FUND AND ITS AGENTS RESERVE    |
| THE RIGHT AT ANY TIME TO:          |
| . REJECT OR CANCEL ANY PART OF ANY |
|   PURCHASE ORDER;                  |
| . MODIFY ANY TERMS OR CONDITIONS   |
|   OF PURCHASE OF SHARES OF THE     |
|   FUND; OR                         |
| . WITHDRAW ALL OR ANY PART OF THE  |
|   OFFERING MADE BY THIS            |
|   PROSPECTUS.                      |
______________________________________

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE
The price of each of the fund's shares is the fund's net asset value per share. The fund determines the net asset value of its shares as of 4:00 p.m. Eastern time on each day on which both the Federal Reserve Bank of New York and The Bank of New York are open for business (business day). The fund values portfolio securities on the basis of amortized cost, which approximates market value.

TIMING OF ORDERS
The fund prices purchase and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. If the transfer agent receives a redemption request on a business day prior to 4:00 p.m. Eastern time, the fund will normally wire redemption proceeds on that day. If the transfer agent receives a redemption request after 4:00 p.m. Eastern time, the redemption will be processed at the net asset value next determined. Shareholders will accrue dividends until the day the fund wires redemption proceeds. The fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading. The fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

TAXES
Dividends and distributions received are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether reinvested in additional shares or taken in cash. Distributions are taxable at different rates depending on the length of time the fund holds its assets. Every year, information will be sent showing the amount of dividends and distributions received from the fund during the prior year.
 Any long-term or short-term capital gains realized from redemptions of the fund shares will be subject to federal income tax.
 The foreign, state and local tax consequences of investing in the fund may differ materially from the federal income tax consequences described above. Shareholders should consult their tax advisor before investing.

                             -------------------
                             | PRIME PORTFOLIO |
                             -------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.
 If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us
--------------------------------------------------------------------------------
BY MAIL:         A I M Fund Services, Inc.
                 P. O. Box 0843
                 Houston, TX 77001-0843

BY TELEPHONE:    (800) 301-6246

ON THE INTERNET: You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website:
                 http://www.aimfunds.com
--------------------------------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.
-------------------------------------------
  Prime Portfolio,
  a series of Short-Term Investments Co.
  SEC 1940 Act file number: 811-7892
-------------------------------------------

[AIM LOGO APPEARS HERE]         www.aimfunds.com         INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--